Group Income Statement - Parenthetical (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Profit or loss [abstract]
Duty excise and other taxes levied on tobacco and tobacco related products	£ 18,721	£ 18,190	£ 38,527